NET INTEREST INCOME (Details) - Schedule of Net Interest Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 14,306	£ 16,861	£ 16,349
Subordinated liabilities	(1,080)	(1,228)	(1,388)
Interest expense	(3,557)	(6,681)	(2,953)
Net interest income	£ 10,749	£ 10,180	£ 13,396
Borrowings, interest rate (in percent)	2.28%	2.57%	2.68%
Interest expense	£ 3,557	£ 6,681	£ 2,953
Interest income on impaired financial assets accrued	171	198	227
Reclassification adjustments on cash flow hedges, before tax	(496)	(608)	(701)
Negative interest rates
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	10	26	31
Interest expense	(24)	(119)	(10)
Interest expense	24	119	10
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 47	£ 45	£ 46
Interest and similar income
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers, weighted average effective interest rate (in percent)	2.72%	3.17%	3.17%
Loans and advances to customers	£ 13,704	£ 15,790	£ 15,078
Loans and advances to banks, weighted average effective interest rate (in percent)	0.24%	0.78%	0.84%
Loans and advances to banks	£ 203	£ 514	£ 565
Debt securities, weighted average effective interest rate (in percent)	1.81%	2.23%	1.60%
Debt securities	£ 97	£ 122	£ 66
Interest receivable on financial assets held at amortised, weighted average effective interest rate (in percent)	2.35%	2.89%	2.87%
Interest income on financial assets held at amortised cost	£ 14,004	£ 16,426	£ 15,709
Financial assets at fair value through other comprehensive income, weighted average effective interest rate (in percent)	1.10%	1.64%	1.98%
Financial assets at fair value through other comprehensive income	£ 302	£ 435	£ 640
Total interest and similar income, weighted average effective interest rate (in percent)	2.30%	2.83%	2.82%
Total interest and similar income	£ 14,306	£ 16,861	£ 16,349
Interest and similar expense
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	0.84%	0.86%	1.39%
Deposits from banks, excluding liabilities under sale and repurchase transactions	£ (113)	£ (96)	£ (117)
Customer deposits, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	0.32%	0.59%	0.53%
Customer deposits, excluding liabilities under sale and repurchase transactions	£ (1,091)	£ (2,015)	£ (1,812)
Debt securities in issue, weighted average effective interest rate (in percent)	1.37%	1.24%	0.27%
Debt securities in issue	£ (1,313)	£ (1,204)	£ (234)
Subordinated liabilities, weighted average effective interest rate (in percent)	6.29%	6.79%	7.63%
Subordinated liabilities	£ (1,057)	£ (1,201)	£ (1,388)
Lease liabilities, weighted average effective interest rate (in percent)	2.39%	2.49%	2.46%
Lease liabilities	£ (41)	£ (42)	£ (1)
Liabilities under sale and repurchase agreements, weighted average effective interest rate (in percent)	0.36%	1.12%	0.96%
Liabilities under sale and repurchase agreements	£ (117)	£ (301)	£ (245)
Interest payable on liabilities held at amortised cost, weighted average effective interest rate (in percent)	0.74%	0.98%	0.79%
Interest expense	£ (3,557)	£ (6,681)	£ (2,953)
Amounts payable to unitholders in consolidated open-ended investment vehicles, weighted average effective interest rate (in percent)	1.58%	(13.64%)	6.07%
Amounts payable to unitholders in consolidated open-ended investment vehicles	£ 175	£ (1,822)	£ 844
Total interest and similar expense, weighted average effective interest rate (in percent)	0.69%	1.31%	0.60%
Interest expense	£ 3,557	£ 6,681	£ 2,953
Interest and similar expense | Financial liabilities at amortised cost, category
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Interest expense	(3,732)	(4,859)	(3,797)
Interest expense	£ 3,732	£ 4,859	£ 3,797